Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Talphera. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” For further information concerning our compensation philosophy and how we seek to align executive compensation with our performance, refer to “Executive Compensation—Narrative Disclosure to Summary Compensation Table and Outstanding Equity Awards Table.”

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return(6)	Net Income (Loss) (thousands)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$1,117,277	$1,501,616	$691,075	$823,105	$50.44	$(14,290)
2024	1,038,992	844,558	642,908	587,468	23.19	(13,004)
2023	1,211,994	1,012,310	778,440	712,415	32.52	(18,397)

(1)

For each of the three years presented in the above table, Mr. Angotti was our Principal Executive Officer, or PEO. For 2025, our Non-PEO Named Executive Officers, or the Non-PEO NEOs, were Mr. Asadorian and Dr. Palmer. For 2024, the Non-PEO NEOs, were Messrs. Asadorian and Dasu. For 2023, the Non-PEO NEOs were Mr. Asadorian and Dr. Palmer.

(2)

See the Summary Compensation Table above for details on the Summary Compensation Table total compensation for our PEO for 2025 and 2024. The average compensation for the Non-PEO NEOs for 2025 was calculated using the Summary Compensation Table above. The total compensation for our PEO and the average compensation for the Non-PEO NEOs for 2024 and 2023 was calculated using the Summary Compensation Table as disclosed in our proxy statements filed with the Securities and Exchange Commission in calendar year 2025 and 2024, respectively.

(3)

For purposes of this table, the compensation actually paid, or Compensation Actually Paid, or CAP, has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock option awards included in the “Option Awards” column of the Summary Compensation Table for the NEO for the applicable year, and adjusted as follows for each stock option award granted to each NEO:

PEO Total Compensation Amount	$ 1,117,277	$ 1,038,992	$ 1,211,994
PEO Actually Paid Compensation Amount	$ 1,501,616	844,558	1,012,310
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$1,117,277	$(207,823)	$592,162	$1,501,616
2024	1,038,992	(356,443)	162,009	844,558
2023	1,211,994	(196,982)	(2,702)	1,012,310

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted And Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$427,911	$134,270	$—	$29,981	$—	$592,162
2024	158,630	(9,589)	—	12,968	—	162,009
2023	68,300	(59,040)	—	(11,962)	—	(2,702)

(4)

The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Angotti, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. Mr. Asadorian and Dr. Aslam were our NEOs (excluding Mr. Angotti) included for the purpose of calculating the average amounts in 2025. Messrs. Asadorian and Dasu were our NEOs (excluding Mr. Angotti) included for the purpose of calculating the average amounts in 2024. Mr. Asadorian and Dr. Palmer were our NEOs (excluding Mr. Angotti) included for the purpose of calculating the average amounts in 2023.

(5)

The dollar amounts reported in column (e) represent the average amount of Compensation Actually Paid to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Non-PEO NEO Average Total Compensation Amount	$ 691,075	642,908	778,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 823,105	587,468	712,415
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$691,075	$(46,501)	$178,532	$823,105
2024	642,908	(99,237)	43,797	587,468
2023	778,440	(60,610)	(5,415)	712,415

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted And Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Total Equity Award Adjustments
2025	$95,647	$65,302	$—	$17,583	$—	$178,532
2024	44,164	(3,907)	—	3,540	—	43,797
2023	21,015	(18,249)	—	(8,181)	—	(5,415)

(6)

Total Stockholder Return represents the return on a fixed investment of $100 in Talphera common stock for the period beginning on the last trading day of 2022 through the last trading day of the applicable fiscal year.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Cumulative Total Stockholder Return

The following graph sets forth the relationship between Compensation Actually Paid, or CAP, to our PEO, the average of CAP to our Non-PEO NEOs, and our cumulative Total Stockholder Return, or TSR, over the three most recently completed fiscal years. CAP to our PEO, and the average of CAP to our Non-PEO NEOs increased from 2024 to 2025, while CAP to our PEO and the average of CAP to our Non-PEO NEOs decreased from 2023 to 2024. The increase in CAP to our PEO and Non-PEO NEOs for 2025, as compared to 2024, was primarily due to an increase in the value of our equity awards during 2025 as compared to 2024, in addition to greater non-equity incentive awards during 2025 as a result of improved corporate performance against our 2025 goals versus our 2024 goals. The decrease in CAP to our PEO and Non-PEO NEOs for 2024, as compared to 2023, was primarily due to the Board’s decision that there be no corporate component paid for bonuses in 2024, due to the overwhelming importance of the NEPHRO study, partially offset by an increase in the value of our equity awards during 2024 as compared to 2023. Over the same three fiscal year period, our cumulative TSR also decreased, reflecting relative alignment between our CAP and cumulative Total Stockholder Return. This relative alignment was a result of our equity compensation program, which aims to align executive compensation with the interests of our stockholders (i.e., stock price) through regular equity grants.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Versus Net Income (Loss)

The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income (loss) over the three most recently completed fiscal years. We recorded a net loss of $14.3 million for the year ended December 31, 2025. For the year ended December 31, 2024, we recorded a net loss of $13.0 million and for the year ended December 31, 2023, we recorded a net loss of $18.4 million.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of Talphera under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	$ 50.44	23.19	32.52
Net Income (Loss)	(14,290,000)	(13,004,000)	(18,397,000)
PEO Name				Mr. Angotti
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,823)	(356,443)	(196,982)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	592,162	162,009	(2,702)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,911	158,630	68,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,270	(9,589)	(59,040)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,981	12,968	(11,962)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,501)	(99,237)	(60,610)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,532	43,797	(5,415)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,647	44,164	21,015
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,302	(3,907)	(18,249)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,583	3,540	(8,181)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0